Audit and Other Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 9,300	£ 9,200	£ 6,000
Audit-related services related to services performed in connection with the statutory and regulatory filings	1,100	800	600
Audit-related services related to services performed in connection with securitisation, debt issuance and related work and reporting to prudential and conduct regulators	1,100	800	700
Santander UK Group Holdings plc [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	500	400	£ 300
Corporate and Other Borrowers [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 150	£ 45